Changes in organization and disposals - Sales of subsidiaries and businesses (Narrative) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	[1],[2]	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost	[3]	$ (290)		$ 32	$ (96)
A life insurance subsidiary within Wealth Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Foreign exchange amounts reclassified to the income statement from equity					(24)
Fund administration servicing units within Asset Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost				153
UBS AG
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost	[3]	$ (292)		32	(96)
UBS AG | A life insurance subsidiary within Wealth Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Foreign exchange amounts reclassified to the income statement from equity					$ (24)
UBS AG | Fund administration servicing units within Asset Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost				$ 153

[1]	Includes a USD 25 million gain on sale of subsidiaries and a USD 31 million pre-tax gain on sale of real estate related to the sale of Widder Hotel. Refer to Note 32 for more information.
[2]	Includes a remeasurement loss of USD 270 million related to UBS Securities China. Refer to Note 32 for more information.
[3]
Includes foreign exchange gains / losses reclassified from other comprehensive income related to disposed foreign subsidiaries and branches. As a result of the change in presentation currency, foreign exchange gains / losses were restated. Refer to Note 1b for more information